CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (250)	$ (229)	$ (389)	$ (494)	$ (2,304)	$ (2,007)	$ (939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation of property and equipment	228	246	331	339	1,300	1,445	1,469
Depreciation of right-of-use assets	85	103	84	99	327	424	429
Amortization of transition costs and prepaid software	293	319	341	323	1,278	1,379	1,305
Amortization of capitalized contract costs	111	136	156	160	563	683	803
Amortization of intangible assets	14	7	10	7	37	29	29
Goodwill impairment	0	0	0	0	469
Stock-based compensation	26	31	18	16	71	64	51
Deferred taxes	46	(10)	(31)	17	(401)	(52)	(33)
Net (gain) loss on asset sales and other	2	12	(5)	(1)	11	4	1
Change in operating assets and liabilities:
Deferred costs (excluding amortization)	(369)	(672)	(509)	(548)	(1,618)	(1,917)	(1,802)
Right-of-use assets and liabilities (excluding depreciation)	(84)	(117)	(105)	(118)	(374)	(372)	(418)
Workforce rebalancing liabilities	6	(73)	(74)	(138)	(341)	560	27
Receivables	222	(31)	(55)	(138)	(1,076)	387	23
Accounts payable	(14)	384	3	(99)	125	70	33
Taxes (including items settled with former Parent in prior-year period)	12	(66)	106	74	994	299	399
Other assets and other liabilities	(224)	151	(43)	172	822	(365)	(244)
Net cash provided by (used in) operating activities	104	189	(161)	(328)	(119)	628	1,134
Cash flows from investing activities:
Payments for property and equipment	(213)	(180)	(227)	(180)	(752)	(1,036)	(1,190)
Proceeds from disposition of property and equipment	7	9	16	93	194	84	63
Other investing activities, net	(13)	(53)		(13)	(14)	(1)	(2)
Net cash used in investing activities	(218)	(225)	(211)	(100)	(572)	(953)	(1,128)
Cash flows from financing activities:
Debt repayments	(28)	(28)	(19)	(17)	(91)	(66)	(18)
Proceeds from issuance of debt, net of debt issuance costs			140		3,038
Net transfers from Parent			243	460	(30)	377	18
Short-term borrowings (repayments), net		(2)
Common stock repurchases for tax withholdings	(13)	(3)			(1)
Other financing activities, net		(10)
Net cash provided by (used in) financing activities	(41)	(43)	364	443	2,915	312	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(111)	(7)	1	(3)	(22)	1	(1)
Net change in cash, cash equivalents and restricted cash	(266)	(86)	(7)	13	2,203	(13)	5
Cash, cash equivalents and restricted cash at January 1	2,154	2,240	50	38	38	50	46
Cash, cash equivalents and restricted cash at March 31	1,888	2,154	$ 43	$ 50	2,240	$ 38	$ 50
Supplemental data
Income taxes paid, net of refunds received	8	47			12
Interest paid on debt	$ 38	$ 3			$ 2